Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax - Changes In Valuation Allowances Details 5
Balance, April 1	$ 4,270	$ 4,459	$ 4,459
(Credited) / charged to income tax expense	337	(189)	0
Balance, March 31	$ 4,607	$ 4,270	$ 4,459